Convertible Notes and Warrant Liability (Details) - Schedule of Convertible Notes - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Convertible Notes [Abstract]
Balance at December 31, 2023	$ 10		$ 10	$ 10,911
Convertible Notes issued during the period			7,330	7,034
Conversions			17,623
Payments		$ 2,351	2,367
Change in fair value measurement			1,759	3,877
Convertible Notes liability at June 30, 2024	$ 10		$ 10	$ 10,911